Schedule of Investments (unaudited) May 31, 2019	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 104.3%

Alabama — 1.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC)(a):
6.00%, 06/01/19	$1,000	$1,000,000
6.13%, 06/01/19	1,000	1,000,000
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	335	362,731

		2,362,731

Arizona — 1.3%
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	300	328,659
County of Maricopa Pollution Control Corp., Refunding RB, EL Paso Electric Co. Palo Varde Project, Series B, 3.60%, 04/01/40	1,400	1,405,866

		1,734,525

California — 10.3%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	1,120	1,182,171
California Municipal Finance Authority, Refunding RB, Emerson College, Series B, 5.00%, 01/01/36	750	883,860
California Statewide Communities Development Authority, Refunding RB, Adventist Health System, Series A, 4.00%, 03/01/42	1,000	1,067,840
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,025	1,192,895
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(a)	1,000	1,091,780
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(a)	1,835	2,111,461
5.25%, 05/15/38	520	587,033
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 08/01/19(a)	1,125	1,132,279
Santa Clara Unified School District, GO, Election of 2018, 3.25%, 07/01/44	500	506,935
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,000	1,165,330

Security	Par (000)	Value

California (continued)
5.50%, 11/01/31	$1,500	$1,748,160
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	505	578,311
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	380	447,192

		13,695,247

Colorado — 4.1%
City & County of Denver Colorado, RB, Capital Appreciation Bonds Series, Series A-2, 0.00%, 08/01/38(b)	915	457,491
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	3,250	3,702,660
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series B-1, 4.00%, 07/01/39	680	699,434
Denver International Business Center Metropolitan District No 1, GO, Series A, 4.00%, 12/01/48	555	559,973

		5,419,558

Connecticut — 0.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	415	438,780

Florida — 9.7%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	4,877,271
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	795	886,504
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	4,215	4,885,522
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/41	1,305	1,431,337

1

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	$745	$842,372

		12,923,006

Georgia — 4.2%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	2,500	2,676,650
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	2,225	2,946,011

		5,622,661

Idaho — 0.5%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, 4.00%, 12/01/43	670	726,983

Illinois — 20.2%
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, 3rd Lien, Series C (AGC), 5.25%, 01/01/30	1,000	1,020,740
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(a)	690	736,699
Series A, 5.75%, 01/01/39	135	143,318
Series C, 6.50%, 01/01/21(a)	3,740	4,036,059
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	3,185	3,370,781
5.25%, 12/01/40	3,000	3,170,310
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	3,000	3,085,020
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	1,480	1,558,277
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	855	909,609
5.25%, 12/01/43	1,430	1,500,556
Illinois Finance Authority, RB, Series A:
Carle Foundation, 6.00%, 08/15/41	1,885	2,039,815
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/37	520	583,409
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	915	986,553

Security	Par (000)	Value

Illinois (continued)
6.00%, 06/01/21	$260	$282,872
State of Illinois, GO:
5.25%, 02/01/31	610	669,481
5.25%, 02/01/32	1,010	1,105,778
5.50%, 07/01/33	1,000	1,096,010
5.50%, 07/01/38	270	293,528
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27(c)	345	398,109

		26,986,924

Louisiana — 1.5%
Louisiana Public Facilities Authority, RB, Franciscan Missionaries of Our Lady Health System Project, Series A, 5.00%, 07/01/47	1,240	1,411,232
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	640	641,024

		2,052,256

Maine — 0.3%
Maine State Housing Authority, RB, S/F Housing, Mortgage Purchase Bonds, Series B, 3.35%, 11/15/44(c)	340	341,979

Maryland — 1.6%
Maryland Community Development Administration, Refunding RB, S/F Housing:
Series A, 4.10%, 09/01/38	710	763,577
Series B, 3.35%, 09/01/42(c)	1,345	1,355,141

		2,118,718

Massachusetts — 1.2%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	695	785,065
Massachusetts Development Finance Agency, Refunding RB, Series A:
Atrius Health Issue, 5.00%, 06/01/39	95	112,005
Atrius Health Issue, 4.00%, 06/01/49	135	141,936

2

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Emmanuel College Issue, 5.00%, 10/01/35	$500	$569,605

		1,608,611

Michigan — 1.3%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 07/01/19(a)	1,695	1,701,034
6.25%, 07/01/36	5	5,017

		1,706,051

Minnesota — 2.9%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	3,050	3,301,503
5.25%, 02/15/58	520	603,923

		3,905,426

Mississippi — 1.8%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,190,680
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(a)	1,000	1,154,100

		2,344,780

Missouri — 3.2%
Health & Educational Facilities Authority of the State of Missouri, RB, CoxHealth and Obligation Group, 4.00%, 11/15/49	1,580	1,693,349
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Mosaic Health System , Series A, 4.00%, 02/15/54	2,380	2,569,210

		4,262,559

Nevada — 2.5%
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 07/01/19(a)	2,000	2,005,780
Nevada Housing Division, RB, S/F Housing, Senior Series A (Ginnie Mae, Fannie Mae & Freddie Mac)(c):
3.30%, 10/01/44	660	665,630

Security	Par (000)	Value

Nevada (continued)
3.40%, 10/01/49	$725	$731,148

		3,402,558

New Jersey — 6.8%
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 4.00%, 07/01/47	300	321,660
Virtua Health, Series A (AGC), 5.50%, 07/01/38	1,300	1,303,952
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.00%, 06/15/46	2,070	2,351,872
Transportation System, Series AA, 5.50%, 06/15/39	1,620	1,773,770
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	270	294,778
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	580	678,298
Series A, 5.00%, 06/01/46	1,365	1,526,248
Sub-Series B, 5.00%, 06/01/46	810	864,991

		9,115,569

New York — 2.4%
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/21(a)	1,565	1,714,614
Series A-1, 5.25%, 11/15/39	1,000	1,137,360
Westchester New York Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	420	414,401

		3,266,375

Ohio — 0.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	470	526,950

Oregon — 0.4%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	510	247,738

3

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, GO, CAB, Deferred Interest, Series A, 0.00%, 06/15/38(b)	$530	$281,562

		529,300

Pennsylvania — 4.4%
Pennsylvania HFA, RB, S/F Housing:
Mortgage, Series 123-B, 4.00%, 10/01/42	530	556,590
Series 129, 3.40%, 10/01/49(c)	1,685	1,700,603
Pennsylvania Turnpike Commission, RB, Series C, 5.00%, 12/01/43	1,720	1,914,360
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,500	1,673,700

		5,845,253

Rhode Island — 0.9%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	1,050	1,143,345

South Carolina — 7.5%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,525	1,743,655
South Carolina Jobs EDA, Refunding RB:
Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	785	908,818
Anmed Health Projects, 5.00%, 02/01/38	2,875	3,207,321
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	880	1,023,370
State of South Carolina Public Service Authority, RB, Series E:
5.00%, 12/01/48	440	482,711
5.50%, 12/01/53	500	557,625
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,825	2,091,705

		10,015,205

Tennessee — 2.1%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A:
4.00%, 10/01/49	230	241,866

Security	Par (000)	Value

Tennessee (continued)
5.25%, 10/01/58	$2,155	$2,531,866

		2,773,732

Texas — 8.2%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	980	1,093,699
City of Frisco Texas ISD, GO, School Building (AGM), 5.50%, 08/15/41	3,365	3,391,920
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	1,000	1,138,980
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	2,555	2,784,260
1st Tier (AGM), 6.00%, 01/01/21(a)	1,000	1,069,930
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	440	491,036
Texas Transportation Commission, RB, First Tier Toll Revenue:
0.00%, 08/01/39(b)	1,000	432,610
0.00%, 08/01/43(b)	795	275,404
5.00%, 08/01/57	240	276,478

		10,954,317

Virginia — 0.3%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	370	400,462

Washington — 2.2%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(a)	1,025	1,089,616
State of Washington, GO, Various Purposes, Series B, 5.25%, 02/01/21(a)	795	845,117
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/43(d)	900	1,001,016

		2,935,749

Total Municipal Bonds — 104.3% (Cost — $130,443,259)		139,159,610

4

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 12.5%
Fremont Union High School District, GO, Refunding Series A, 4.00%, 08/01/46	$1,640	$1,800,089
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	2,775	3,262,799
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 08/01/21(a)	10,680	11,601,826

		16,664,714

Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,306	1,504,668

District of Columbia — 0.6%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	790	840,047

Georgia — 0.8%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48(d)	1,025	1,102,900

Idaho — 1.4%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,700	1,844,712

Illinois — 5.5%
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/40	825	944,196
Series B, 5.00%, 01/01/40	3,329	3,836,700

Security	Par (000)	Value

Illinois (continued)
Series C, 5.00%, 01/01/38	$2,252	$2,560,866

		7,341,762

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series E, 4.00%, 08/15/46	1,455	1,523,783

Michigan — 2.3%
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,650	3,072,940

Nevada — 3.3%
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	4,100	4,375,540

New Jersey — 5.8%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 07/01/22(a)(f)	6,020	6,644,229
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(f)	1,000	1,052,946

		7,697,175

New York — 15.1%
City of New York, GO, Sub-Series-D1, Series D, 5.00%, 12/01/43(f)	2,620	3,173,711
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,890	2,030,049
City of New York Municipal Water Finance Authority, Refunding RB:
Series FF, 5.00%, 06/15/45	3,019	3,294,418
Water & Sewer System, 2nd General Resolution, Series BB, 5.25%, 06/15/44	4,993	5,434,743
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012:(f)
5.75%, 02/15/21(a)	619	662,548
5.75%, 02/15/47	381	407,579
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,955	3,218,425

5

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(f)	$1,740	$1,908,109

		20,129,582

North Carolina — 2.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,400	2,763,048
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48(d)	985	1,038,121

		3,801,169

Pennsylvania — 3.6%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,349	1,542,887
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,094	1,302,453
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	1,640	1,921,941

		4,767,281

Rhode Island — 1.6%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,982	2,131,248

Texas — 5.6%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,456	4,906,780

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(a)	$2,310	$2,512,726

		7,419,506

Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(a)	1,005	1,011,759

Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(f)	1,337	1,639,863

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(d)(f)	1,511	1,637,475

Wisconsin — 2.4%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.10%, 11/01/43	1,342	1,427,123
4.45%, 05/01/57	1,678	1,783,937

		3,211,060

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 68.8% (Cost — $86,667,914)		91,717,184

Total Long-Term Investments — 173.1% (Cost — $217,111,173)		230,876,794

Total Investments — 173.1% (Cost — $217,111,173)		230,876,794

Liabilities in Excess of Other Assets — (2.6)%		(3,374,522)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (38.9)%		(51,893,532)

VMTP Shares at Liquidation Value — (31.6)%		(42,200,000)

Net Assets Applicable to Common Shares — 100.0%		$133,408,740

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	When-issued security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 15, 2019 to December 01, 2026, is $9,988,902.

6

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Investment Quality Trust (BAF)

During the period ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/9	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class*	690,077	(690,077)	—	$—	$11,878	$436	$—

*	No longer held by the Fund as of period end.
(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

EDA — Economic Development Authority

FHA — Federal Housing Administration

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

HFA — Housing Finance Agency

IDA — Industrial Development Authority

IDB — Industrial Development Board

ISD — Independent School District

LRB — Lease Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

S/F — Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	14	09/19/19	$1,775	$(11,759)
Long U.S. Treasury Bond	49	09/19/19	7,532	(78,399)
5-Year U.S. Treasury Note	15	09/30/19	1,761	(7,172)

				$(97,330)

7

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Investment Quality Trust (BAF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarizes the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$230,876,794	$—	$230,876,794

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(97,330)	$—	$—	$(97,330)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(51,608,191)	$—	$(51,608,191)
VMTP Shares at Liquidation Value	—	(42,200,000)	—	(42,200,000)

	$—	$(93,808,191)	$—	$(93,808,191)

8